Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 215,695,562	$ (11,379,116)
Adjustment to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	6,517	4,341
Deferred tax expense	81,256,047
Amortization of operating lease right-of-use assets	29,282	21,216
Change in fair value of Earnout Shares liability	(29,197,000)
Change in fair value of True Up Shares liability	1,634,000
Change in fair value of Subject Vesting Shares liability	(3,973,000)
Gain on contribution to AirJoule, LLC	(333,500,000)
Equity loss from investment in AirJoule, LLC	5,321,367
Non-cash transaction costs in connection with business combination	53,721,000
Gain on settlement of legal fees	(2,207,445)
Share-based compensation	1,323,936	52,000
Changes in operating assets and liabilities:
Due from related party	(2,727,578)
Prepaid expenses and other current assets	(112,406)	(21,832)
Other assets	(54,482)
Operating lease liabilities	(22,054)	(21,216)
Accounts payable	(2,459,898)	2,444,733
Due to related party	(1,440,000)
Accrued expenses, accrued transaction costs and other liabilities	(7,555,294)	3,798,885
Net cash used in operating activities	(24,261,446)	(5,100,989)
Cash flows from investing activities
Purchases of property and equipment	(19,058)	(98,950)
Proceeds from sale of property and equipment		98,950
Investment in AirJoule, LLC	(10,000,000)
Net cash used in investing activities	(10,019,058)
Cash flows from financing activities
Proceeds from the exercise of warrants	45,760	9,438
Proceeds from the exercise of options	130,696
Proceeds from the issuance of common stock	61,750,000
Issuance of preferred units		255,861
Net cash provided by financing activities	61,926,456	265,299
Net increase (decrease) in cash, cash equivalents and restricted cash	27,645,952	(4,835,690)
Cash, cash equivalents and restricted cash, beginning of period	375,796	5,211,486
Cash, cash equivalents and restricted cash, end of the period	28,021,748	375,796
Supplemental non-cash investing and financing activities:
Initial recognition of True Up Shares liability	555,000
Initial recognition of Subject Vesting Shares liability	11,792,000
Initial recognition of ROU asset and operating lease liability	172,649
Liabilities combined in recapitalization, net	8,680,477
Contribution to AirJoule, LLC of license to technology	333,500,000
Supplemental cash flow information:
Taxes paid